Operating Expense	12 Months Ended
Dec. 31, 2020
Operating Expense [Abstract]
Operating Expense
19.	OPERATING EXPENSE

Year Ended December 31, 2018

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2018/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(67,024)	(1,724)	(47,659)	(9,431)	(6,502)	(1,707)	—
General and administrative expenses	(9,076)	(126)	(2)	(3,778)	(5,451)	283	—
Marketing and market access expenses	(717)	(4)	—	(416)	(287)	(11)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income and (expenses)	(162)	—	—	—	(164)	—	2
TOTAL	(76,979)	(1,855)	(47,662)	(13,625)	(12,403)	(1,435)	2

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2019/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(66,170)	(2,017)	(41,509)	(11,740)	(6,188)	(4,716)	—
General and administrative expenses	(17,265)	(177)	(59)	(7,598)	(8,972)	(458)	—
Marketing and market access expenses	(13,708)	(8)	(0)	(1,645)	(11,979)	(76)	—
Reorganization and restructuring expenses	—	—	—	—	—	—	—
Other operating income and (expenses)	(1,649)	—	—	—	(1,668)	—	19
TOTAL	(98,793)	(2,202)	(41,568)	(20,984)	(28,807)	(5,251)	19

The depreciation, amortization and impairment charges totaled €4.7million, consists of a provision of €1.8 million with respect to the research tax credit litigation and due to additional depreciation due to the adoption of IFRS 16. The reversal of this provision of €1.8 million with respect to the research tax credit litigation was booked in 2020 (see above ) .

	Of which:
			Contracted				Gain /
		Raw	research and		Other	Depreciation,	(loss) on
		materials	development		expenses	amortization	disposal of
		and	activities		(maintenance,	and	property,
Operating expenses and other operating income (expenses)	Year ended	consumables	conducted by	Employee	fees, travel,	impairment	plant and
(in € thousands)	2020/12/31	used	third parties	expenses	taxes…)	charges	equipment
Research and development expenses	(59,097)	(1,876)	(39,216)	(11,554)	(5,465)	(985)	—
General and administrative expenses	(14,270)	(202)	(92)	(6,936)	(6,545)	(495)	—
Marketing and market access expenses	(11,216)	(7)	(2)	(1,298)	(9,818)	(90)	—
Reorganization and restructuring expenses	(5,308)	—	—	8	(2,141)	(3,175)	—
Other operating income (expenses)	(764)	—	—	—	(684)	—	(80)
TOTAL	(90,655)	(2,085)	(39,310)	(19,779)	(24,655)	(4,746)	(80)

Research and development expenses at each reporting date take into account estimates for ongoing activities subcontracted as part of the clinical trials and not yet invoiced, on the basis of detailed information provided by subcontractors and reviewed by the Group’s internal departments.  The accuracy of these estimates for some types of expenses improves with the progression of the trials and the review of their determination methods.

The decrease in “Contracted Operating Expense” in 2020 is related to the suspension or the discontinuation of some studies. See Note 2 “Major events in the period and events after the reporting period”.

Employee-related costs decreased due to the progressive reduction in headcount due to voluntary resignations during the second half of 2020 (employees totaled 130 at December 31, 2020 compared to 194 at December 31, 2019) and the reduction applied to bonuses paid in 2020 within the scope of the agreement signed during the reduction in force plan (PSE) and the absence of incentive bonuses, partially compensated by the accrual recognized as employee related cost due to the PSE and the evolution of employee profiles.

The change in “Other Expenses” is attributed notably to the costs pertaining to the renegotiation of the OCEANEs and related costs, the facilities and their maintenance, the intellectual property costs, and most particularly the reduction in expenses pertaining to pre-marketing of elafibranor in NASH and expenses related to the specific insurance policy required for the first year of listing on the Nasdaq in 2019 (only one D&O insurance policy is recurrent) .

The change in “Net amortization, depreciation and provisions” is mainly due to the impairment recorded following the closing of RESOLVE-IT and the costs resulting from the implementation of the PSE.

The other operating income and expense are mainly currency exchange loss due to trades receivables.

The reorganization and restructuration costs of €5,308 in 2020 mainly include:

•	accruals and provisions recognized within the scope of the PSE (€1,850);
•	extraordinary amortizations, impairment losses and depreciation of fixed assets recognized within the scope of the reorganization of GENFIT (€363);
•	the impairment loss of the rights of use of leased premised, fittings and fixtures and leased equipment (€1,275 and €503);
•	the OCEANE renegotiation costs recognized in 2020 (€745);
•	the provision recognized for some closing costs of the RESOLVE-IT study, which, after detailed analysis, do not have any economic advantage (€378).

19.1.	Employee expenses

The 2020 employee expenses include the costs pertaining to the reduction in force (PSE), notably the notice periods for €712, severance pay for €459, voluntary departure compensation for €135, totaling €1,327.

Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Wages and salaries	(9,012)	(14,018)	(13,570)
Social security costs	(3,722)	(5,171)	(5,047)
Changes in pension provision	(104)	(138)	74
Share-based compensation	(787)	(1,657)	(1,236)
TOTAL	(13,625)	(20,984)	(19,779)

	Year ended
Number of employees at year-end - detail	2018/12/31	2019/12/31	2020/12/31
Average number of employees	135	175	193
Average age of employees	38 years 11 months	37 years 1 month	38 years 8 months
Number of employees
Research and development	84	108	66
Services related to research and development	16	19	16
Administration and management	48	60	43
Marketing and commercial	—	7	5
TOTAL	148	194	130
Number of employees
Senior staff	115	144	105
Staff	30	45	23
Others (apprentices)	3	5	2
TOTAL	148	194	130
Number of employees
Male	57	78	52
Female	91	116	78
TOTAL	148	194	130

The reduction of the workforce took place at the end of December 2020 which explain the average number of employees in 2020.